Submission	Mar. 25, 2026
Submission [Line Items]
Central Index Key	0001095651
Registrant Name	Safehold Inc.
Registration File Number	333-294583
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES